Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Oct. 01, 2022	Jan. 01, 2022	Jan. 02, 2021
Preferred stock, par or stated value per share	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, par or stated value per share	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	2,433,199	1,758,835	281,724
Common stock, shares outstanding	2,433,199	1,758,835	281,724
Series E Preferred Stock [Member]
Temporary equity, shares authorized			13,000
Temporary equity, par or stated value per share			$ 0.00001
Temporary equity, shares issued		0	2,080
Temporary equity, shares outstanding		0	2,080
Preferred stock, par or stated value per share		$ 0.00001	$ 0.00001
Preferred stock, shares authorized		13,000	13,000
Preferred stock, shares issued		0	11,080
Preferred stock, shares outstanding		0	11,080
Series E-1 Preferred Stock [Member]
Temporary equity, shares authorized		6,500
Temporary equity, par or stated value per share		$ 0.00001
Temporary equity, shares issued		1,363	0
Temporary equity, shares outstanding		1,363	0
Series J Preferred Stock [Member]
Preferred stock, par or stated value per share	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	40,000	40,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0